SHARE-BASED PAYMENT PLANS (Details)		12 Months Ended
	May 18, 2011	Dec. 31, 2017 item € / shares shares	Dec. 31, 2014 item
Performance & Investment Plan
SHARE-BASED PAYMENT PLANS
Initial percentage of shares purchased	25.00%
Percentage of shares awarded	25.00%
Initial life of the plan	3 years
Number of cycles extended			3
Extended life of plan			3 years
Share price | € / shares		€ 8.1950
PIP 2015-2018 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives		84
Number of executives appointed under articles		2
Number of potential shares to be received | shares		471,654
Talent future share plan
SHARE-BASED PAYMENT PLANS
Initial life of the plan			3 years
Share price | € / shares		€ 8.1950
TFSP 2015-2018 cycle
SHARE-BASED PAYMENT PLANS
Number of potential shares to be received | shares		83,500